Cover	Dec. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 06, 2023
Entity Registrant Name	VINEBROOK HOMES TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56274
Entity Tax Identification Number	83-1268857
Entity Address, Address Line One	300 Crescent Court, Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	276-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001755755